Income Taxes (Details Narrative) - USD ($)	Jan. 31, 2021	Apr. 30, 2020	Apr. 30, 2019
Income Tax Disclosure [Abstract]
Accumulated deficit	$ (12,663,538)	$ (2,573,753)	$ (971,822)
Approximate deferred tax assets related to future benefit of net operating losses	$ 508,000	$ 104,000	$ 39,000